October 18, 2005

VIA FACSIMILE (202) 772-9206
Goldie B.Walker
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      RE:   Beaconsfield II, Inc. - File No. 0-51565
            Filed October 7, 2005

Dear Ms. Walker:

      This letter is in response to the oral comments to the Form 10-SB filed by Beaconsfield II, Inc. received on October 17, 2005. We understand the oral comments also pertain to Beaconsfield I, Inc. (File No. 0-51564) and Beaconsfield III, Inc. (File No. 0-51566).

      As filed, the Form 10-SB contains language under Part II, Item 4 that reads "All purchasers represented in writing that they acquired the securities for their own accounts. A legend was placed on the stock certificates stating that the securities have not been registered under the Securities Act and cannot be sold or otherwise transferred without an effective registration or an exemption therefrom." It is our understanding that the Staff requests "an exemption therefrom" to be stricken from and the letter from Richard K. Wulff, Chief of the Office of Small Business, to Ken Worm of NASD Regulation, Inc., dated January 21, 2000 to be acknowledged in the language.

      We propose such language be stricken and replaced with "All purchasers represented in writing that they acquired the securities for their own accounts. A legend was placed on the stock certificates stating that the securities have not been registered under the Securities Act and cannot be sold or otherwise transferred without an effective registration or an exemption therefrom, but may not be sold pursuant to the exemptions provided by Section 4(1) of the Securities Act or Rule 144 under the Securities Act, in accordance with the letter from Richard K. Wulff, Chief of the Office of Small Business, to Ken Worm of NASD Regulation, Inc., dated January 21, 2000."

      If you have any questions regarding our proposed change, please contact me at (212) 869-7000.


                                    Sincerely,

                                    /s/ David Feldman
                                    -----------------
                                    David N. Feldman